Document and Entity Information	9 Months Ended
Sep. 30, 2025
Document and Entity Information [Abstract]
Document Type	S-1/A
Entity Registrant Name	TERRESTRIAL ENERGY INC.
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0002019804
Amendment Flag	false